Notes and securities payable - Schedule of Maturities of Long-term Debt (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Debt Disclosure [Abstract]
2021	$ 20,939
2022	9,986
2023	393,827
2024	0
2025	0
Total	$ 424,752